Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities	Any leases that have a term shorter than 12 months the Group has applied the exemption allowed by paragraph 5a in IFRS16 in respect of short – term leases.
Right-of-use assets	31 Dec 2023	31 Dec 2022
	$000	$000
At 1 January	372	448
Depreciation	(104)	(50)
Disposal of lease	-	-
Exchange differences	15	(26)
	283	372
Lease Liabilities	31 Dec 2023	31 Dec 2022
	$000	$000
At 1 January	365	448
Interest expense	10	6
Lease payments	(119)	(61)
Exchange differences	(9)	(28)
	247	365

Schedule of Consolidated Statement of Financial	Lease liabilities are presented in the consolidated statement of financial; position as follows:
	31 Dec 2023	31 Dec 2022
	$000	$000
Current	138	122
Non-current	109	243
	247	365

Schedule of Future Minimum Lease Payments	The lease liabilities are secured by the related underlying assets. Future minimum lease payments as of 31 December 2023 were as follows:
	Minimum lease payment due
	Within 1 year	1-2 years	2-5 years	Over 5 years	Total
Lease payments	148	111	-	-	259
Finance Charges	(10)	(2)	-	-	(12)
Net Present Values	138	109	-	-	247